Note 31 - Loan Note Instruments	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
31	Loan note instruments

Loan note instruments - finance costs		2024	2023
Motapa loan notes		–	619
Solar loan notes	31.1	846	549
		846	1,168

Loan note instruments - financial liabilities		2024	2023
Solar loan notes	31.1	9,168	7,112
		9,168	7,112

Current		855	665
Non-current		8,313	6,447
		9,168	7,112

31.1	Solar loan notes

Following the commissioning of Caledonia’s wholly owned solar plant on February 2, 2023, the decision was taken to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market by way of issuing loan notes pursuant to a loan note instrument (“bonds”). The bonds were issued by the Zimbabwean registered entity owning the solar plant, Caledonia Mining Services (Private) Limited. The bonds carry an interest rate of 9.5% payable bi-annually and have a tenure of 3 years from the date of issue. The bond repayments are guaranteed by the Company. $9 million of bonds were in issue at December 31, 2024 ( December 31, 2023: $7 million). During January 2025, $2.5 million of bonds were issued. All bonds were issued to Zimbabwean registered commercial entities. The bonds were transferred to Caledonia Holdings Zimbabwe (Private) Limited (“CHZ”) a subsidiary of the Company, except for the bonds issued in April 2024 and January 2025 which were directly issued by CHZ.

A summary of the bonds is as follows:

	2024	2023
Balance January 1	7,112	–
Amounts received	2,000	7,000
Transaction costs	(30)	(105)
Finance cost accrued	846	549
Repayment - finance cost paid	(760)	(332)
Balance December 31	9,168	7,112

Current	855	665
Non-current	8,313	6,447
	9,168	7,112